EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

Supplement to Prospectus dated March 1, 2012

1.   The following replaces “Portfolio Managers” in “Fund Summaries – Floating-Rate & High Income Fund”:

Scott H. Page, Vice President of BMR, has co-managed Floating Rate Portfolio since 2000.

Craig P. Russ, Vice President of BMR, has co-managed Floating Rate Portfolio since 2007.

Michael W. Weilheimer, Vice President of BMR, has managed or co-managed High Income Opportunities Portfolio since 1996, Boston Income Portfolio since 2001 and Short Duration High Income Portfolio since its inception in 2012.

2.   The following replaces the fourth paragraph in “Boston Income Portfolio” under “Further Information About the Portfolios”:

Michael Weilheimer manages the Boston Income Portfolio.  Mr. Weilheimer managed Income Fund of Boston from January 1, 1996 to inception of the Portfolio.  Mr. Weilheimer manages other Eaton Vance funds and portfolios, and has been a Vice President of Eaton Vance and BMR for more than five years.

3.   The following replaces the third paragraph in “High Income Opportunities Portfolio” under “Further Information About the Portfolios”:

Michael Weilheimer manages High Income Opportunities Portfolio.  Mr. Weilheimer has managed or co-managed the Portfolio since January 1, 1996.  Additional information about Mr. Weilheimer appears under “Boston Income Portfolio” above.

4.   The following replaces the third paragraph in “Short Duration High Income Portfolio” under “Further Information About the Portfolios”:

Michael Weilheimer has managed or co-managed Short Duration High Income Portfolio since inception of the Portfolio.  Mr. Weilheimer also manages other Eaton Vance portfolios and is a Vice President of Eaton Vance and BMR.

June 21, 2012

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2012

1.   The following replaces the first and second paragraph in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of each Portfolio are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to a Portfolio.  The following table shows, as of the Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number ofAll Accounts	Total Assets ofAll Accounts	Number of AccountsPaying a Performance Fee	Total Assets of AccountsPaying a Performance Fee
Scott H. Page
Registered Investment Companies	12	$18,123.5	0	$0
Other Pooled Investment Vehicles	6	$5,911.7	1	$489.5
Other Accounts	2	$1,307.1	0	$0
Craig P. Russ
Registered Investment Companies	8	$15,824.2	0	$0
Other Pooled Investment Vehicles	1	$3,659.2	0	$0
Other Accounts	2	$1,307.1	0	$0
Michael W. Weilheimer
Registered Investment Companies	4	$5,805.6	0	$0
Other Pooled Investment Vehicles	3	$272.3	0	$0
Other Accounts	11	$696.3	0	$0

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio manager(s) as of the Fund’s most recent fiscal year ended October 31, 2011 and in the Eaton Vance Family of Funds as of December 31, 2011.  Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name andPortfolio Managers	Dollar Range of Equity SecuritiesOwned in the Fund	Aggregate Dollar Range of EquitySecurities Owned in all Registered Funds inthe Eaton Vance Family of Funds
Floating-Rate Advantage Fund
Scott H. Page	$100,001 - $500,000	over $1,000,000
Craig P. Russ	$10,001 - $50,000	over $1,000,000
Floating-Rate Fund
Scott H. Page	None	over $1,000,000
Craig P. Russ	None	over $1,000,000
Floating-Rate & High Income Fund
Scott H. Page	None	over $1,000,000
Craig P. Russ	None	over $1,000,000
Michael W. Weilheimer	$100,001 - $500,000	over $1,000,000

June 21, 2012